Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of composition of income tax expenses

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Current income tax expense	8,881	14,909	29,452
Withholding income tax expense	—	11,079	16,894
Deferred income tax expense	—	—	(10,479)

Total	8,881	25,988	35,867

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the Year Ended December 31,
	2017	2018	2019
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	(13.22)	(3.76)	(0.83)
Tax rate difference from statutory rate in other jurisdictions*	(20.07)	(0.92)	(0.39)
Tax effect of preferential tax treatments	3.76	(3.15)	(8.48)
Withholding tax	—	(2.05)	(1.33)
Change in valuation allowance	(0.55)	(19.94)	(16.80)

Effective income tax rate	(5.08)	(4.82)	(2.83)

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

Schedule of net operating tax loss carry forwards

RMB in thousands
Loss expiring in 2020	78,943
Loss expiring in 2021	53,320
Loss expiring in 2022	137,483
Loss expiring in 2023	457,884
Loss expiring in 2024	1,316,206

Total	2,043,836

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

	December 31, 2018	December 31, 2019
	RMB in thousands
Deferred tax assets:
Deferred revenue, primarily for games	90,311	95,806
Accrued expenses and other payables	25,984	82,351
Advertising expenses in excess of deduction limit	312	7,507
Net operating tax loss carry forwards	176,439	360,975
Others	909	1,199

Total deferred tax assets	293,955	547,838

Less: valuation allowance	(293,955)	(537,359)

Net deferred tax assets	—	10,479

Schedule of movement of the aggregate valuation allowances for deferred tax assets

	Balance at January 1	Re-measurement due to applicable preferential tax rate for HNTE	Addition	Expiration of loss carry forward and impact of disposal of subsidiaries	Balance at December 31
	RMB in thousands
2017	(183,091)	23,074	(962)	3,715	(157,264)
2018	(157,264)	22,502	(159,690)	497	(293,955)
2019	(293,955)	—	(248,896)	5,492	(537,359)